ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Mar. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Vantage Corp (“Vantage Cayman”) is an exempted company incorporated on April 2, 2024, under the laws of the Cayman Islands. The Company, through its subsidiaries, earns broking commissions based on the value of freight, hire, or assets. For broking services, commissions are earned either as a percentage of the underlying contract value or as a fixed fee per contract. Vantage Corp and its subsidiaries are collectively referred to as the “Company.”

Our brokers act as intermediaries between shipping principals, facilitating transactions across global maritime markets. With deep industry expertise, extensive experience, and a robust support structure, our teams enable successful chartering arrangements. We connect charterers with cargo to move and vessel owners with the capacity to transport it, helping both parties negotiate the terms of a voyage charter, time charter, or contract of affreightment—including freight or hire rates. Our broking teams operate across all major shipping markets and global maritime hubs.

Reorganization

The Company began the business operations since April 1, 2012 when Vantage Shipbrokers Pte Ltd (“Vantage Singapore”) was incorporated in Singapore on May 12, 2011 and Vantage Nexus Commercial Brokers Co. L.L.C. (“Vantage Dubai”) was incorporated in Dubai on June 20, 2023 respectively. As part of the Reorganization for the purpose of the listing, Vantage (BVI) Corporation (“Vantage BVI”), was incorporated in the British Virgin Islands on April 2, 2024.

The Reorganization was completed on November 28, 2024. The Reorganization involved the transfer of 100% of the equity interests in Vantage Singapore and Vantage Dubai from its original shareholders Andresian D’Rozario, Francis Junior James, Ho Ying Keat Lowell, Randy Yong Choon Hong and Quah Choong Hua in Vantage Singapore and Andresian D’Rozario, Randy Yong Choon Hong and Quah Choong Hua in Vantage Dubai to Vantage BVI. Subsequently, 100% of the equity interests in Vantage BVI was transferred to the Company, Vantage Cayman. Consequently, Vantage Cayman became the holding company of all the entities mentioned above and result in a change in the reporting entity from Vantage Singapore and Vantage Dubai to Vantage Cayman.

The Reorganization has been accounted for as a recapitalization among entities under common control since the same 3 controlling shareholders of Vantage Shipbrokers Pte. Ltd. and same 3 controlling shareholders of Vantage Nexus Commercial Brokers Co. L.L.C. controlled all these entities before and after the Reorganization. Vantage BVI owned 100.00% equity interest in all these entities before the Reorganization and owns more than 50% equity interest in all these entities through Vantage Corp after the Reorganization.

In a transaction that is considered to be a transfer of net assets or exchange of equity interest between entities under common control, the receiving entity reflects the transfer as a change in the reporting entity on a retrospective basis. ASC 805-50-30-5 applies to transfers of net assets or exchange of equity interest between entities under common control and requires the receiving entity to reflect the transfer in a manner similar to a pooling of interests. A pooling of interests was the method of accounting for the Reorganization. The consolidation of the Company and its subsidiaries has been accounted for at historical cost and prepared on the basis as if the aforementioned transactions (transfer of net assets or exchange of equity interest) had become effective as of the beginning of the first period presented in the accompanying consolidated financial statements. The assets and liabilities and results of operations for the periods presented comprise those of the previously separate entities audit fed from the beginning of the period to the end of the period eliminating the effects of intra-entity transactions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.	ORGANIZATION AND PRINCIPAL ACTIVITIES – CONTINUED

Reorganization..cont’d

The consolidated financial statements of the Company include the following entities:

The Reorganization was completed on November 28, 2024, and the final group structure upon completion of the Reorganization comprises the following companies:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Vantage Corp	April 2, 2024	100%	Cayman Islands	Holding Business

Vantage (BVI) Corporation	April 2, 2024	100%	British Virgin Islands	Holding Business

Vantage Shipbrokers Pte. Ltd.	May 12, 2011	100%	Singapore	Ship Broking Services

Vantage Nexus Commercial Brokers Co. L.L.C	June 20, 2023	100%	Dubai	Commercial Brokers

On June 13, 2025, the Company completed the Initial Public Offering (“IPO”) of 3,250,000 Class A Ordinary Shares on NYSE American, at a public offering price of US$4.00 per share, for total gross proceeds of US$13.0 million. The Ordinary Shares were previously approved for listing on NYSE American on June 11, 2025 and commenced trading under the ticker symbol “VNTG” on June 12, 2025.

On June 13, 2025, the Company also issued warrants to the Representative and its affiliates, which are exercisable during the period commencing from the date of issuance and expiring five years from the commencement of sales of the Class A Ordinary Shares in the IPO, entitling the holders of the warrants to purchase an aggregate of up to 162,500 Class A Ordinary Shares at a per share price of $5.00.

On June 18, 2025, the Company closed the sale of an additional 487,500 Class A Ordinary Shares of the Company, pursuant to the full exercise of the underwriter’s over-allotment option granted in connection with the Company’s IPO, at the IPO price of US$4.00 per share and also issued warrants to the Representative and its affiliates, which are exercisable during the period commencing from the date of issuance and expiring five years from the commencement of sales of the Class A Ordinary Shares in the IPO, entitling the holders of the warrants to purchase an aggregate of up to 24,375 Class A Ordinary Shares at a per share price of $5.00.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS